CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 196,888	$ 8,871	$ 32,030
Accounts receivable	45,851	24,501	17,181
Derivatives		2,246
Inventory	972	1,022	751
Other	1,205	2,486	1,574
Total current assets	244,916	39,126	51,536
Properties and equipment, at cost - full cost method:
Proved properties, including wells and related equipment	1,084,881	788,571	399,205
Unproved properties	110,095	89,860	125,036
Accumulated depletion, depreciation, and amortization	(135,689)	(73,824)	(19,589)
Properties and equipment, net	1,059,287	804,607	504,652
Derivatives	1,211	2,854	2,503
Debt issuance costs	14,603	4,418	2,264
Other	1,400	1,293	868
Total assets	1,321,417	852,298	561,823
Accounts payable:
Trade	2,338	3,170	3,214
Affiliate	2	935	4,581
Accrued liabilities:
Lease operating	5,391	3,858	2,568
Production, severance, and ad valorem taxes	5,362	1,307	2,592
Development capital	60,092	39,483	30,863
Derivatives	10,185	592	5,908
Revenue payable	19,550	9,330	5,710
Other	2,021	2,700	2,036
Total current liabilities	136,272	61,375	57,472
Derivatives	992	519	2,554
Asset retirement obligations, net of current portion	6,439	5,049	3,704
Long-term debt	500,000	362,000	170,000
Other	109	2,478	641
Total liabilities	711,690	431,421	234,371
Commitments and contingencies
Equity		420,877	327,452
Total liabilities and equity	$ 1,321,417	$ 852,298	$ 561,823